Document and Entity Information	Aug. 10, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 10, 2022
Entity Registrant Name	TRULIEVE CANNABIS CORP.
Entity Incorporation, State or Country Code	A1
Entity File Number	000-56248
Entity Tax Identification Number	84-2231905
Entity Address, Address Line One	6749 Ben Bostic Road
Entity Address, City or Town	Quincy
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32351
City Area Code	850
Local Phone Number	508-0261
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001754195
Amendment Flag	false